Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our named executive officers and certain financial performance metrics of the Corporation using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$2,220,507	$2,018,529	$1,113,053	$1,028,928	$41.80	$438,000
2023	$2,245,643	$1,943,599	$1,049,786	$949,042	$54.60	$(39,928,000)
2022	$1,978,084	$784,965	$862,816	$453,264	$50.20	$3,416,000

(1)
Our PEO for 2022-2024 is J. Brett McBrayer. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Michael G. McAuley (2022-2024) and Samuel C. Lyon (2022-2024).
(2)
The following amounts were deducted from/added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024	2023	2022
SCT Total	$ 2,220,507	$2,245,643	$1,978,084
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (351,202)	$(792,682)	$(1,012,503)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 492,185	$542,632	$258,897
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ (289,142)	$(94,212)	$(473,834)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ (53,819)	$42,219	$34,321
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Compensation Actually Paid	$ 2,018,529	$1,943,599	$784,965

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024	2023	2022
Average SCT Total	$ 1,113,053	$1,049,786	$862,816
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (113,256)	$(288,892)	$(338,100)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 158,721	$204,082	$86,453
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ (111,575)	$(31,859)	$(173,000)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ (18,015)	$15,925	$15,095
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Average Compensation Actually Paid	$ 1,028,928	$949,042	$453,264

Named Executive Officers, Footnote
(1)
Our PEO for 2022-2024 is J. Brett McBrayer. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Michael G. McAuley (2022-2024) and Samuel C. Lyon (2022-2024).

PEO Total Compensation Amount	$ 2,220,507	$ 2,245,643	$ 1,978,084
PEO Actually Paid Compensation Amount	$ 2,018,529	1,943,599	784,965
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024	2023	2022
SCT Total	$ 2,220,507	$2,245,643	$1,978,084
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (351,202)	$(792,682)	$(1,012,503)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 492,185	$542,632	$258,897
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ (289,142)	$(94,212)	$(473,834)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ (53,819)	$42,219	$34,321
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Compensation Actually Paid	$ 2,018,529	$1,943,599	$784,965

Non-PEO NEO Average Total Compensation Amount	$ 1,113,053	1,049,786	862,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,928	949,042	453,264
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024	2023	2022
Average SCT Total	$ 1,113,053	$1,049,786	$862,816
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$ (113,256)	$(288,892)	$(338,100)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 158,721	$204,082	$86,453
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$ (111,575)	$(31,859)	$(173,000)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$ (18,015)	$15,925	$15,095
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$0	$0
Average Compensation Actually Paid	$ 1,028,928	$949,042	$453,264

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 41.8	54.6	50.2
Net Income (Loss)	$ 438,000	(39,928,000)	3,416,000
PEO Name	J. Brett McBrayer
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 492,185	542,632	258,897
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,142)	(94,212)	(473,834)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,819)	42,219	34,321
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,202)	(792,682)	(1,012,503)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,721	204,082	86,453
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,575)	(31,859)	(173,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,015)	15,925	15,095
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (113,256)	$ (288,892)	$ (338,100)